Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Details of Government grants [Line Items]
Net other income	€ 374	€ 271
Government grants receivables	1,031		€ 1,872
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	901		1,034
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	471		494
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	71		77
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	5,083		5,259
European Climate, Infrastructure and Environment Executive Agency (CINEA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	398		401
California Energy Comission [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 535		€ 536